Stock-based compensation - Performance and deferred stock unit plan (Details)		12 Months Ended
	Jul. 01, 2014	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2017 CAD ($) $ / shares shares
Performance restricted share units (PSUs)
Number of units
Beginning balance (in shares)		896,633	739,300
Granted (in shares)		197,763	248,824
Vested/redeemed (in shares)		(353,279)	(69,949)
Forfeited (in shares)			(21,542)
Ending balance (in shares)		741,117	896,633
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Outstanding, beginning of period (CAD per unit) | $ / shares		$ 4.81	$ 4.84
Granted, Weighted average exercise price (CAD per unit) | $ / shares		8.01	5.98
Vested, Weighted average exercise price (CAD per unit) | $ / shares		4.27	8.57
Forfeited, Weighted average exercise price (CAD per unit) | $ / shares			4.05
Outstanding, end of period (CAD per unit) | $ / shares		$ 5.92	$ 4.81
Settlement ratio, per PSU (in shares)		2.00	1.34
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate		1.98%	1.17%
Expected volatility		45.04%	46.47%
Performance restricted share unit plan | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
July 2014 grant | Performance restricted share units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $		$ 2,713,000	$ 2,250,000
Period for award recognition		1 year 3 months 15 days	1 year 4 months 10 days
Deferred share unit plan | Deferred stock units (DSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Annual fixed remuneration		50.00%
Percentage of annual bonus eligible for deferred stock units		50.00%
Liability classified deferred stock unit plan | Deferred stock units (DSUs)
Number of units
Beginning balance (in shares)		991,583	941,937
Granted (in shares)		134,656	114,895
Vested/redeemed (in shares)		0	(65,249)
Ending balance (in shares)		1,126,239	991,583
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Total unrecognized compensation costs related to non-vested non-option share-based payment arrangements | $		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Fair market value (CAD per share) | $ / shares		$ 11.91	$ 5.72
Award units settled during the period | $		$ 0	$ 343,000
Liability classified deferred stock unit plan | Deferred stock units (DSUs) | Accrued liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Current portion of award obligation | $		0	0
Liability classified deferred stock unit plan | Deferred stock units (DSUs) | Other liabilities
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Non-current portion of award obligation | $		$ 13,413,000	$ 5,672,000